1875 K Street, N.W.

Washington, DC 20006

Tel: 202 303 1000

Fax: 202 303 2000

April 11, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares U.S. ETF Trust (the “Trust”)

(Securities Act File No. 333-179904

Investment Company Act File No. 811-22649)

Post-Effective Amendment No. 480

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 480 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust:

iShares California Short Maturity Muni Bond ETF (the “Fund”)

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the sole purpose of adding a new series to the Trust, and it will become automatically effective 75 days after the filing.

The following information is provided to assist the Staff of the Commission (the “Staff”) in its review of the Registration Statement.

(1)	Investment Objectives and Policies

The iShares California Short Maturity Muni Bond ETF (the “Fund”) seeks to maximize tax-free income from a portfolio composed of short maturity, investment-grade municipal bonds issued in the State of California (the “State” or “California”).

NEW YORK      WASHINGTON      HOUSTON      PARIS      LONDON       FRANKFURT      BRUSSELS      MILAN      ROME

in alliance with Dickson Minto W.S., London and Edinburgh

Securities and Exchange Commission

April 11, 2019

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in municipal securities issued in California by or on behalf of California state or local governments or agencies, whose interest payments are exempt from regular U.S. federal and California state income taxes.

Under normal circumstances, the Fund primarily invests in U.S. dollar-denominated investment-grade short-term fixed- and floating-rate municipal securities with remaining maturities of five years or less, such as municipal bonds, municipal notes and variable rate demand obligations, as well as money market instruments and registered investment companies. Investment-grade securities are rated BBB- or higher by S&P Global Ratings and/or Fitch Ratings, Inc., or Baa3 or higher by Moody’s Investors Service, Inc., or, if unrated, determined by the Fund’s management team to be of equivalent quality. Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer at the time of issuance, generally excludable from gross income for U.S. federal and California state income tax purposes.

The Fund may invest up to 20% of its net assets in municipal securities of issuers located outside of California whose interest payments are, in the opinion of bond counsel for such issuers at the time of issuance, exempt from regular federal income taxes. Issuers of such securities may be states, territories and possessions of the U.S., including the District of Columbia, and their political subdivisions, agencies and instrumentalities.

The Fund does not intend to invest in municipal securities whose interest is subject to the federal alternative minimum tax.

BFA or its affiliates may advise the money market funds and investment companies in which the Fund may invest.

Under normal circumstances, the effective duration of the Fund’s portfolio is expected to be two years or less, as calculated by the Fund’s management team. Effective duration is a measure of the Fund’s price sensitivity to changes in yields or interest rates; however, investors should be aware that effective duration is not an exact measurement and may not reliably predict a particular security’s price sensitivity to changes in yield or interest rates.

Under normal circumstances, the Fund will also seek to maintain a weighted average maturity that is less than three years. Weighted average maturity is a U.S. dollar-weighted average of the remaining term to maturity of the underlying securities in the Fund’s portfolio. For the purposes of determining the Fund’s weighted average maturity, a security’s final maturity date will be used for calculation purposes.

The Fund is an actively managed exchange-traded fund that does not seek to track the performance of a specified index.

Securities and Exchange Commission

April 11, 2019

The Fund may have a higher degree of portfolio turnover than funds that seek to track the performance of an index. The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share. Please see the Fund’s Statement of Additional Information for further information.

(2)	Changes from Recent Filings

The Fund’s description of its investment strategy and risk factors are specific to this Fund. The portfolio managers are also specific to this Fund.

The Amendment follows the general format used by previous filings of iShares Trust in accordance with the revised Form N-1A, for example, Post-Effective Amendment No. 2,034, filed pursuant to Rule 485(a)(2) on January 11, 2019, relating to iShares iBonds Dec 2026 Term Muni Bond ETF (“PEA 2,034”), which became effective on March 27, 2019.

(3)	Prior Filings with Similar Disclosure

Much of the disclosure in the Amendment is substantially similar to that in previous filings submitted by iShares Trust and reviewed by the Staff. In particular, we invite your attention to PEA 2,034. The substantially similar sections are as follows:

In the Prospectus:

“Portfolio Holdings Information,” “Management – Administrator, Custodian and Transfer Agent,” “Shareholder Information – Book Entry,” “Shareholder Information – Share Prices,” “Shareholder Information – Determination of Net Asset Value,” “Shareholder Information – Dividends and Distributions,” “Shareholder Information – Householding,” “Distribution” and “Financial Highlights.”

In the Statement of Additional Information:

“Portfolio Holdings Information,” “Continuous Offering,” “Management – Control Persons and Principal Holders of Securities,” “Management – Potential Conflicts of Interest,” “Management – Legal Proceedings,” “Investment Advisory, Administrative and Distribution Services – Investment Adviser,” “Investment Advisory, Administrative and Distribution Services – Portfolio Manager Compensation Overview,” “Investment Advisory, Administrative and Distribution Services – Codes of Ethics,” “Investment Advisory, Administrative and Distribution Services – Anti-Money Laundering Requirements,” “Investment Advisory, Administrative and Distribution Services – Administrator, Custodian and Transfer Agent,” “Investment Advisory, Administrative and Distribution Services – Distributor,” “Investment Advisory, Administrative and Distribution Services – Payments by BFA and its Affiliates,” “Determination of Net Asset Value,” “Additional Information Concerning the Trust – DTC as Securities Depository for Shares of the Fund,” “Additional Information Concerning the Trust – Distribution of Shares,” “Creation and Redemption of Creation Units – Procedures for Creation of Creation Units,” “Creation and Redemption of Creation Units – Purchase

Securities and Exchange Commission

April 11, 2019

Orders,” “Creation and Redemption of Creation Units – Taxation on Creations and Redemptions,” “Taxes – Taxation of RICs,” “Taxes – Net Capital Loss Carryforwards,” “Taxes – Excise Tax,” “Taxes – Sales of Shares,” “Taxes – Backup Withholding,” “Taxes – Sections 351 and 362,” “Taxes – Reporting,” “Financial Statements,” “Miscellaneous Information – Counsel,” “Miscellaneous Information – Independent Registered Public Accounting Firm,” “Miscellaneous Information – Shareholder Communications to the Board” and “Miscellaneous Information – Investors’ Rights.”

*    *    *    *    *

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin J. Haskin

Benjamin J. Haskin

cc:	Deepa Damre

Adithya Attawar

Dean Caruvana

Michael Gung

Nicole Hwang

George Rafal

Curtis Tate

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).